Operating Expenses Before Credit Impairment Charges, Provisions and Charges	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Charges, Provisions and Charges	6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS
AND CHARGES
For the year ended 31 December

			Group
	2023	2022	2021
	£m	£m	£m
Staff costs:
Wages and salaries	854	761	759
Performance-related payments	164	173	184
Social security costs	116	112	113
Pensions costs: – defined contribution plans	71	60	65
–defined benefit plans	13	28	38
Other share-based payments	4	1	1
Other personnel costs	42	44	42
	1,264	1,179	1,202
Other administration expenses	931	894	831
Depreciation, amortisation and impairment	290	297	507
	2,485	2,370	2,540
Staff costs
Performance-related payments’ include bonuses paid in cash and share awards granted under the arrangements described in Note 36. Included in this are equity-
settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2023			Costs expected to be recognised in 2024 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	4	7	5	7	12
Shares	2	5	7	4	7	11
	5	9	14	9	14	23
The following table shows the amount of bonus awarded to employees for the performance year 2023. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	142	148	—	—	142	148
–deferred	7	8	12	14	19	22
Shares award – not deferred	8	9	—	—	8	9
–deferred	7	8	11	14	18	22
Total discretionary bonus	164	173	23	28	187	201
Other share-based payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-
based payments. For more, see Note 36.
The average number of full-time equivalent staff was 19,706 (2022: 18,273, 2021: 19,844).
Depreciation, amortisation and impairment
In 2023, depreciation, amortisation and impairment included depreciation of £64m (2022: £73m, 2021: £81m) on operating lease assets (where the Santander UK group is the lessor) with a carrying amount of £488m at 31 December 2023 (2022: £577m, 2021: £595m). It also included depreciation of £30m (2022: £19m,
2021: £20m) on right-of-use assets with a carrying amount of £93m at 31 December 2023 (2022: £115m, 2021: £119m).
Other administration expenses includes £19m (2022: £21m, 2021: £23m) related to short-term leases.In 2023, depreciation, amortisation and impairment included an impairment charge of £25m (2022: £10m, 2021: £88m) associated with branch and head office site closures as part of the transformation programme. For more, see Note 21.